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                                                                  FORM 13F INFORMATION TABLE
Type:  		13F-HR
Period:		12/31/2001
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : Jonathan J. Derby
	             617-527-0033
		     jderby@derbyco.com

Report for the Calendar Year or Quarter Ended : December 31, 2001

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  801-30056

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts	February 13, 2002

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	33
Form 13F Information Table Value Total:	$144,647,000

List of Other Included Managers: NA
                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS COMPANY       COM              025816109     5922   165931 SH       SOLE                   165931
AMERICAN INTL GROUP INC        COM              026874107     6856    86352 SH       SOLE                    86352
AOL TIME WARNER INC            COM              02364J104     9526   296749 SH       SOLE                   296749
AUTOMATIC DATA PROCESSNG       COM              053015103     3562    60472 SH       SOLE                    60472
BANK NEW YORK INC COM          COM              064057102     3556    87169 SH       SOLE                    87169
BISYS GROUP INC COM            COM              055472104     5199    81250 SH       SOLE                    81250
BRISTOL MYERS SQUIBB CO        COM              110122108     2864    56159 SH       SOLE                    56159
CISCO SYSTEMS INC              COM              17275R102     5917   326738 SH       SOLE                   326738
CITIGROUP INC                  COM              172967101    17069   338128 SH       SOLE                   338128
CLEAR CHANNEL COMMUN COM       COM              184502102     8682   170540 SH       SOLE                   170540
ECOLAB INC COM                 COM              278865100     3411    84734 SH       SOLE                    84734
FLEXTRONICS INTL LTD ORD       COM              Y2573F102     5048   210433 SH       SOLE                   210433
GAP INC                        COM              364760108     2042   146479 SH       SOLE                   146479
GENERAL ELECTRIC CO            COM              369604103     8565   213689 SH       SOLE                   213689
GOLDMAN SACHS GROUP COM        COM              38141G104     6002    64716 SH       SOLE                    64716
HOME DEPOT INC                 COM              437076102    13507   264785 SH       SOLE                   264785
INTEL CORP                     COM              458140100     3302   104999 SH       SOLE                   104999
MEDTRONIC INC                  COM              585055106     6814   133056 SH       SOLE                   133056
MICROSOFT CORP                 COM              594918104     6957   105015 SH       SOLE                   105015
PFIZER INCORPORATED            COM              717081103     9196   230770 SH       SOLE                   230770
TEXAS INSTRS INC COM           COM              882508104     2819   100692 SH       SOLE                   100692
VERIZON COMMUNICATIONS COM     COM              92343v104      450     9488 SH       SOLE                     9488
VIACOM INC CL B                COM              925524308      652    14770 SH       SOLE                    14770
WASHINGTON MUT INC COM         COM              939322103     3158    96578 SH       SOLE                    96578
AMGEN INC                                       031162100      269     4770 SH       SOLE                     4770
ANHEUSER BUSCH COS INC                          035229103      633    14000 SH       SOLE                    14000
BELLSOUTH CORP                                  079860102      342     8976 SH       SOLE                     8976
FLEETBOSTON FINL CORP COM                       339030108      419    11480 SH       SOLE                    11480
GLAXOSMITHKLINE PLC SPONSORED                   37733W105      323     6475 SH       SOLE                     6475
MERCK & CO INC                                  589331107      372     6325 SH       SOLE                     6325
ROHM & HAAS CO COM                              775371107      519    15000 SH       SOLE                    15000
SBC COMMUNICATIONS INC                          78387G103      415    10597 SH       SOLE                    10597
WAL-MART STORES INC                             931142103      279     4844 SH       SOLE                     4844
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